Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Plant and Equipment (Details) (10-K)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Furniture and Fittings [Member]
Plant and equipment, estimated useful lives	3 years	3 years
Office Equipment [Member]
Plant and equipment, estimated useful lives	3 years	3 years
Leasehold Improvement [Member] | Minimum [Member]
Plant and equipment, estimated useful lives	42 months	42 months
Leasehold Improvement [Member] | Maximum [Member]
Plant and equipment, estimated useful lives	52 months	52 months